Purchases and other expenses - Prepaid expenses - Components (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchases and other expenses [abstract]
Prepaid rentals and external purchases	€ 547	€ 512	€ 463
Other prepaid operating expenses	47	28	32
Total	€ 594	€ 540	€ 495	€ 392